Label	Element	Value
First Eagle U.S. Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Eagle U.S. Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

First Eagle U.S. Value Fund (“U.S. Value Fund”) seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the U.S. Value Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information describes the fees and expenses you may pay if you buy, hold, and sell shares of the U.S. Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the U.S. Value Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 108 and 115, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover Rate
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The U.S. Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.30%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the U.S. Value Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the U.S. Value Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same (except that the management fee waiver is taken into account only for the one-year expense example). Please keep in mind your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its objective of long-term capital growth, the U.S. Value Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity (e.g., common stocks) and debt instruments (e.g., notes and bonds) and may invest to a lesser extent in securities of non-U.S. issuers (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts). In particular, the Fund seeks companies exhibiting financial strength and stability, strong management and fundamental value. Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The debt instruments in which the Fund may invest include fixed income securities without regard to credit rating or time to maturity and short-term debt instruments. The Fund may also invest in gold and other precious metals, and futures contracts related to precious metals. The Fund “counts” relevant derivative positions towards its “80% of assets” allocation, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price).

The investment philosophy and strategy of the U.S. Value Fund can be broadly characterized as a “value” approach, as it seeks a “margin of safety” in each investment purchase with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. See also Defensive Investment Strategies.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts).

For more information about the U.S. Value Fund’s principal investment strategies, please see the More Information about the Funds’ Investments section.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, you may lose money by investing in the U.S. Value Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Principal risks of investing in the U.S. Value Fund, which could adversely affect its net asset value and total return, are:

•

Market Risk — The value and liquidity of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. Markets can be volatile, and values of individual securities and other investments at times may decline significantly and rapidly. Recent market conditions and events, including a global public health crisis and actions taken by governments in response, may exacerbate volatility. Rapid changes in value or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the value or time of its choosing and can result in losses.

•

Equity Risk — The value of the Fund’s portfolio holdings may fluctuate in response to the risk that the prices of equity securities, including common stock, rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. Equity securities generally have greater price volatility than debt securities.

•

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The Fund may invest in debt instruments that are below investment grade, commonly known as “high yield” or “junk” bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Generally, debt instruments with long maturities and low coupons have the longest durations.

Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations. Recent market conditions and events, including a global public health crisis and actions taken by governments in response, may exacerbate the risk that borrowers will not be able to make payments of interest and principal when due. In addition, with historically low interest rates in the United States and abroad, there is risk of significant future rate moves and related economic and market impacts.

•

Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

•

Large-Size Company Risk — The Fund may invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Fund considers large companies to be companies with market capitalizations of $10 billion or greater.

•

Gold Risk — The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes in U.S. and foreign regulatory policies, taxes, currencies, mining laws, inflation, and various other market conditions. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

•

Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. The Fund may use derivatives in seeking to reduce the impact of foreign exchange rate changes on the Fund’s value. The Fund may at times also purchase derivatives linked to relevant market indices as either a hedge or for investment purposes. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile and futures contracts may lack liquidity. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities or financial index.

•

Foreign Investment Risk — The Fund may invest in foreign investments (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)). Foreign investments, which can be denominated in any applicable foreign currency, are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, GDRs and EDRs continue to be subject to many of the risks associated with investing directly in foreign investments.

•

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

•

Value Investment Strategy Risk — An investment made at a perceived “margin of safety” or “discount to intrinsic or fundamental value” can trade at prices substantially lower than when an investment is made, so that any perceived “margin of safety” or “discount to value” is no guarantee against loss. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more “growth” oriented. In such an event, the Fund’s investment returns would be expected to lag relative to returns associated with more growth-oriented investment strategies. Investing in or having exposure to “value” securities presents the risk that such securities may never reach what the Adviser believes are their full market values.

•	Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as expected and could adversely affect the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the U.S. Value Fund, please see the More Information about the Funds’ Investments section.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, you may lose money by investing in the U.S. Value Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides an indication of the risks of investing in the U.S. Value Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.feim.com/individual-investors/fund/us-value-fund or by calling 800.334.2143.

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the U.S. Value Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.334.2143
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.feim.com/individual-investors/fund/us-value-fund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns—Class A†
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

†	Year-to-date performance as of October 31, 2020: -5.67%
*	For the period presented in the bar chart above.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter*		Worst Quarter*
Second Quarter 2020	14.53%	First Quarter 2020	-21.57%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Oct. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.67%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.57%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The following table discloses after-tax returns only for Class A shares. After-tax returns for Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table discloses after-tax returns only for Class A shares.

After-tax returns for Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares will vary. While only partial information is shown for Class R3, Class R4, Class R5 and Class R6 shares (because they are more recently organized), annual returns for Class R3, Class R4, Class R5 and Class R6 shares would have been substantially similar to those shown here. Class R3, Class R4, Class R5 and Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R3, Class  R4, Class R5 and Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2020
First Eagle U.S. Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[3]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	1.18%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Operating Expenses After Fee Waiver (%)	rr_NetExpensesOverAssets	1.13%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 609
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	851
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,112
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	609
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	851
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,112
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,856
Annual Return 2011	rr_AnnualReturn2011	5.70%
Annual Return 2012	rr_AnnualReturn2012	10.71%
Annual Return 2013	rr_AnnualReturn2013	16.94%
Annual Return 2014	rr_AnnualReturn2014	8.15%
Annual Return 2015	rr_AnnualReturn2015	(5.14%)
Annual Return 2016	rr_AnnualReturn2016	14.77%
Annual Return 2017	rr_AnnualReturn2017	12.79%
Annual Return 2018	rr_AnnualReturn2018	(5.92%)
Annual Return 2019	rr_AnnualReturn2019	19.36%
Annual Return 2020	rr_AnnualReturn2020	6.50%
1 Year	rr_AverageAnnualReturnYear01	1.15%
5 Years	rr_AverageAnnualReturnYear05	8.02%
10 Years	rr_AverageAnnualReturnYear10	7.52%
First Eagle U.S. Value Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.74%
5 Years	rr_AverageAnnualReturnYear05	6.00%
10 Years	rr_AverageAnnualReturnYear10	6.01%
First Eagle U.S. Value Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.96%
5 Years	rr_AverageAnnualReturnYear05	6.05%
10 Years	rr_AverageAnnualReturnYear10	5.84%
First Eagle U.S. Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[3]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	1.94%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Operating Expenses After Fee Waiver (%)	rr_NetExpensesOverAssets	1.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 292
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	604
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,042
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,260
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	192
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	604
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,260
1 Year	rr_AverageAnnualReturnYear01	4.67%
5 Years	rr_AverageAnnualReturnYear05	8.30%
10 Years	rr_AverageAnnualReturnYear10	7.26%
First Eagle U.S. Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[3]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	0.89%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Operating Expenses After Fee Waiver (%)	rr_NetExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	279
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,091
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	86
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	279
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	488
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,091
1 Year	rr_AverageAnnualReturnYear01	6.77%
5 Years	rr_AverageAnnualReturnYear05	9.44%
10 Years	rr_AverageAnnualReturnYear10	8.36%
First Eagle U.S. Value Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[3]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	1.36%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Operating Expenses After Fee Waiver (%)	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	426
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	740
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,631
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	133
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	426
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	740
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,631
1 Year	rr_AverageAnnualReturnYear01	6.20%
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2018
First Eagle U.S. Value Fund | Class R3 | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Since Inception	rr_AverageAnnualReturnSinceInception	16.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2018
First Eagle U.S. Value Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[3]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	1.24%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Operating Expenses After Fee Waiver (%)	rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	388
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,496
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	121
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	388
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	676
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,496
1 Year	rr_AverageAnnualReturnYear01	6.28%
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2019
First Eagle U.S. Value Fund | Class R4 | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Since Inception	rr_AverageAnnualReturnSinceInception	18.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2019
First Eagle U.S. Value Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[3]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	1.09%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Operating Expenses After Fee Waiver (%)	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	342
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	596
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,324
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	106
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	342
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	596
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,324
1 Year	rr_AverageAnnualReturnYear01	6.49%
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2019
First Eagle U.S. Value Fund | Class R5 | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Since Inception	rr_AverageAnnualReturnSinceInception	18.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2019
First Eagle U.S. Value Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[3]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	0.86%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Operating Expenses After Fee Waiver (%)	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	269
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	472
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,056
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	83
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	269
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	472
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,056
1 Year	rr_AverageAnnualReturnYear01	6.47%
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017
First Eagle U.S. Value Fund | Class R6 | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Since Inception	rr_AverageAnnualReturnSinceInception	15.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017

[1]	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.
[2]	The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund’s net assets for the period through February 28, 2022. This agreement may not be terminated during its term without the consent of the Board of Trustees. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.75% to 0.70%.
[3]	“Other Expenses” shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2020.